PRINCIPAL ACCOUNTING POLICIES - ASSOCIATES (Details)	12 Months Ended
Dec. 31, 2018
Minimum [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate	20.00%
Maximum [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate	50.00%